STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)															12 Months Ended
	Oct. 01, 2024	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Mar. 26, 2024	Jan. 04, 2024	Dec. 26, 2023	Dec. 13, 2023	Feb. 16, 2023	Jan. 25, 2021	Feb. 19, 2020	Feb. 19, 2020	Feb. 16, 2009	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2013
Class of Stock [Line Items]
Stock issued during period value issued for services																$ 225,000
Granted per share															$ 0.08685
Share-based compensation payment award, options,															461,000
Share price															$ 1
Preferred stock, shares authorized														Unlimited	Unlimited	Unlimited
Preferred stock, no par value														$ 0	$ 0	$ 0
Stock issued during period, value, issues																$ 100,000
Warrant and Option [Member]
Class of Stock [Line Items]
Cancelled shares							1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued										2,434,211
Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with cashless exercise										2,500,000
7-Year Option [Member]
Class of Stock [Line Items]
Expected term	7 years
Share-based compensation payment award, options,	461,000
Share price	$ 0.8685
Fair value of options	$ 33,533
Share-Based payment arrangement, expense															4,197
7 Year Option One [Member]
Class of Stock [Line Items]
Expected term		7 years
Share-based compensation payment award, options,		2,000,000
Share price		$ 0.1024
Fair value of options		$ 190,880
Share-Based payment arrangement, expense															11,357
7 Year Option Two [Member]
Class of Stock [Line Items]
Expected term		7 years
Share-based compensation payment award, options,		2,000,000
Share price		$ 0.1024
Fair value of options		$ 190,880
Share-Based payment arrangement, expense															11,357
7 Year Option Three [Member]
Class of Stock [Line Items]
Expected term		7 years
Share-based compensation payment award, options,		2,000,000
Share price		$ 0.1024
Fair value of options		$ 190,880
Share-Based payment arrangement, expense															11,357
7 Year Option Four [Member]
Class of Stock [Line Items]
Expected term		7 years
Share-based compensation payment award, options,		50,000
Share price		$ 0.1024
Fair value of options		$ 4,345
Share-Based payment arrangement, expense															905
Eight Point Five Year Option [Member]
Class of Stock [Line Items]
Expected term			8 years 6 months
4.25-Year Option [Member]
Class of Stock [Line Items]
Expected term			9 years 3 months 29 days
Share-based compensation payment award, options,			5,000,000
Share price			$ 0.08225
Fair value of options			$ 339,100
Share-Based payment arrangement, expense															339,100
4.75-Year Option [Member]
Class of Stock [Line Items]
Expected term			4 years 9 months	6 years 6 months
Share-based compensation payment award, options,			5,000,000
Share price			$ 0.08225
Fair value of options			$ 343,350
Share-Based payment arrangement, expense															343,350
3.25-Year Option [Member]
Class of Stock [Line Items]
Expected term				3 years 3 months	3 years 3 months
Share-based compensation payment award, options,				150,000
Share price				$ 0.0834
Fair value of options				$ 9,588
Share-Based payment arrangement, expense															9,588
3.25-Year Option One [Member]
Class of Stock [Line Items]
Expected term					6 years 6 months
Share-based compensation payment award, options,					500,000
Share price					$ 0.082
Fair value of options					$ 31,970
Share-Based payment arrangement, expense															31,970
Ten Year Option [Member]
Class of Stock [Line Items]
Expected term					10 years				5 years
Share-based compensation payment award, options,									1,000,000
Share price									$ 0.04
Fair value of options									$ 260,000
Share-Based payment arrangement, expense																$ 260,000
5-Year Option [Member]
Class of Stock [Line Items]
Expected term	4 years 6 months				5 years				6 years 3 months
Share-based compensation payment award, options,									6,000,000
Share price									$ 0.04
Fair value of options									$ 162,000
Share-Based payment arrangement, expense															32,400
Common stock warrants and options, description									Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033
5-Year Option One [Member]
Class of Stock [Line Items]
Expected term					5 years				6 years 3 months
Share-based compensation payment award, options,									4,000,000
Share price									$ 0.04
Fair value of options									$ 108,000
Share-Based payment arrangement, expense															21,600
Common stock warrants and options, description									Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033
7-Year Option Five [Member]
Class of Stock [Line Items]
Expected term											7 years
Share-based compensation payment award, options,											2,500,000
Share price											$ 0.134
Fair value of options											$ 310,165
Share-Based payment arrangement, expense															20,292
Common stock warrants and options, description											Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028
10-Year Option One [Member]
Class of Stock [Line Items]
Expected term													3 years
Share-based compensation payment award, options,													6,000,000
Share price												$ 0.115	$ 0.115
Fair value of options													$ 626,047
Share-Based payment arrangement, expense															14,284
Options description													Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
7-Year Option Six [Member]
Class of Stock [Line Items]
Expected term													6 years
Share-based compensation payment award, options,												1,340,000
Share price												$ 0.115	$ 0.115
Fair value of options												$ 133,063
Share-Based payment arrangement, expense															$ 3,643
Options description												Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Common Class A [Member]
Class of Stock [Line Items]
Stock issued during period shares issued for services								5,000,000
Stock issued during period value issued for services								$ 225,000
Granted per share								$ 0.045
Common stock, shares authorized														Unlimited	Unlimited	Unlimited
Common stock, no par value														$ 0	$ 0	$ 0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares issued for services																5,000,000
Stock issued during period value issued for services																$ 225,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														Unlimited	Unlimited	Unlimited
Common stock, no par value														$ 0	$ 0	$ 0
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period value issued for services
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, no par value															$ 0	$ 0	$ 0
Preferred stock, shares authorized						4											2
Series A Preferred Stock [Member] | Mr. Kim Thompson [Member]
Class of Stock [Line Items]
Shares issued						1
Stock issued during period, value, issues						$ 20,000